As filed with the Securities and Exchange Commission on April 22, 2013
                                                    Registration No. 333-185872
===========================================================================

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ____

POST-EFFECTIVE AMENDMENT NO. 1

MADISON FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o Madison Asset Mangement, LLC
550 Science Drive, Madison, Wisconsin 53711
(Address of Principal Executive Offices)

(608) 274-0300
(Registrant's Telephone Number)

Pamela M. Krill
General Counsel and Chief Legal Officer
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711
(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Madison Funds (“Registrant”) on Form N-14 hereby incorporates by reference Parts A and B of Registrant’s Registration Statement on Form N-14 (File No. 333-185872) filed with the Securities and Exchange Commission on February 4, 2013 as Pre-Effective Amendment No. 2 thereto.  The purpose of this Post-Effective Amendment No. 1 is to file as Exhibit 12 hereto the final Opinion and Consent of DeWitt, Ross & Stevens, S.C., regarding certain tax matters.

PART C

OTHER INFORMATION

ITEM 15.  Indemnification

Madison Funds (f/k/a MEMBERS Mutual Funds) (the “Registrant”) incorporates herein by reference the response to Item 25 of the Registration Statement filed with the Securities and Exchange Commission (the “SEC”) on January 2, 2013 with Post-Effective Amendment (“PEA”) No. 37.

ITEM 16.   Exhibits

1.	Amended and Restated Declaration of Trust of Registrant dated April 19, 2013 (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed on January 2, 2013).

2.	Not applicable.

3.	Not applicable.

4.	Agreement and Plan of Reorganization (included in Part A of this Form N-14 Registration Statement).

5.	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit 1, above.

6.	(a) Amended and Restated Investment Advisory Agreement between Registrant andMadison
Asset Management, LLC (“MAM”) effective April 19, 2013 (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed on January 2, 2013).

(b)
Amended and Restated Services Agreement between Registrant and MAM effective April 19, 2013 (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed on January 2, 2013).

7.
(a)           Amended and Restated Distribution Agreement between Registrant and Distributor effective April 19, 2013 (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed on January 2, 2013).

(b)	Form of Dealer Agreement and 22c-2 Addendum (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed on January 2, 2013).

8.	Not applicable.

9.
(a)           Custody Agreement between Registrant and State Street Bank and Trust Company (“SSB”)dated October 28, 1997 (incorporated by reference to Pre-Effective Amendment No. 2 tothe Registration Statement on Form N-1A filed on November 12, 1997).

(b)           Letter Agreement between Registrant and SSB dated January 18, 2000(incorporated by reference to PEA No. 5 to the Registration Statement on FormN-1A filed on February 23, 2000).

(c)	Amendment No. 2 to Custodian Agreement between Registrant and SSB dated January 18, 2000 (incorporated by reference to PEA No. 7 to the Registration Statement on Form N-1A filed on February 23, 2001).

(d)	Amendment to Custody Agreement between Registrant and SSB dated March 14, 2001 (incorporated by reference to PEA No. 8 to the Registration Statement on Form N-1A filed on February 27, 2002).

10.	(a) Amended and Restated Service Plan for Class A Shares dated April 19, 2013
 (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed on January 2, 2013).

(b)
Amended and Restated Distribution and Service Plan for Class B Shares dated April 19, 2013 (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed on January 2, 2013).

(c)
Amended and Restated Distribution and Service Plan for Class C Shares dated April 19, 2013 (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed on January 2, 2013).

(d)	Amended and Restated Rule 18f-3 Plan dated April 19, 2013 (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed on January 2, 2013).

11.	Opinion and Consent of Counsel Regarding Legality of Shares to be Issued (incorporated by reference to the initial filing of this Form N-14 Registration Statement filed on January 3, 2013).

12.	Final Opinion of Counsel on Tax Matters – Filed Herewith.

13.	Other Material Contracts

(a)	Administration Agreement between Registrant and SSB dated October 30, 2000 (incorporated by reference to PEA No. 7 to the Registration Statement on Form N-1A filed on February 23, 2001).

(b)	Transfer Agency and Service Agreement between Registrant and SSB dated November 20, 2000 (incorporated by reference to PEA No. 8 to the Registration Statement on Form N-1A filed on February 27, 2002).

(c)
Amendment to Transfer Agency and Services Agreement between Registrant and SSB dated January 1, 2003 (incorporated by reference to PEA No. 9 to the Registration Statement on Form N-1A filed on February 24, 2003).

(d)
Amendment to Transfer Agency and Services Agreement between Registrant and SSB dated October 1, 2003 (incorporated by reference to PEA No. 22 to the Registration Statement on Form N-1A filed on November 5, 2007).

(e)
Addendum to Transfer Agency and Services Agreement between Registrant and SSB dated August 1, 2009 (incorporated by reference to PEA No. 28 to the Registration Statement on Form N-1A filed on December 22, 2009).

(f)	Amendment to Transfer Agency and Services Agreement dated August 1, 2011 (incorporated by reference to PEA No. 32 to the Registration Statement on Form N-1A filed on February 28, 2012).

(g)	Investment Accounting Agreement between Registrant and SSB dated October 28, 2000 (incorporated by reference to PEA No. 6 to the Registration Statement on Form N-1A filed on December 15, 2000).

(h)
Second Amendment to Investment Accounting Agreement between Registrant and SSB dated November 5, 2004 (incorporated by reference to PEA No. 11 to the Registration Statement on Form N-1A filed on February 28, 2005).

14.	Consent of Independent Accountants

(a)	Deloitte & Touche LLP (incorporated by reference to Pre-Effective Amendment No. 2 to this Form N-14 Registration Statement filed on February 4, 2013).

(b)	Grant Thornton LLP (incorporated by reference to Pre-Effective Amendment No. 2 to this Form N-14 Registration Statement filed on February 4, 2013).

15.	Not applicable.

16.	Powers of Attorney of the Trustees of the Registrant (incorporated by reference to PEA No. 28 to the Registration Statement on Form N-1A filed on December 22, 2009).

17.	(a)For Madison Mosaic Income Trust:

(i)
Report of Independent Registered Public Accounting Firm and audited financial statements included in Annual Report to Shareholders for the year ended December 31, 2011 (incorporated by reference to Form N-CSR filed on February 28, 2012).

(ii)	Unaudited financial statements included in Semiannual Report to Shareholders for period ended June 30, 2012 (incorporated by reference to Form N-CSR filed on August 28, 2012).

(b)	For Madison Mosaic Equity Trust:

(i)
Report of Independent Registered Public Accounting Firm and audited financial statements included in Annual Report to Shareholders for the year ended December 31, 2011 (incorporated by reference to Form N-CSR filed on February 28, 2012).

(ii)	Unaudited financial statements included in Semiannual Report to Shareholders for period ended June 30, 2012 (incorporated by reference to Form N-CSR filed on August 28, 2012).

(c)
For Madison Mosaic Government Money Market Trust:  Report of Independent Registered Public Accounting Firm and audited financial statements included in Annual Report to Shareholders for the year ended September 30, 2012 (incorporated by reference to Form N-CSR filed on November 23, 2012).

(d)
For Madison Mosaic Tax-Free Trust:  Report of Independent Registered Public Accounting Firm and audited financial statements included in Annual Report to Shareholders for the year ended September 30, 2012 (incorporated by reference to Form N-CSR filed on November 23, 2012).

(e)	For Madison Funds (f/k/a MEMBERS Mutual Funds):

(i)	Preliminary Statement of Additional Information dated January 2, 2013 (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed on January 2, 2013).

(ii)
Report of Independent Registered Public Accounting Firm and audited financial statements included in Annual Report to Shareholders for the year ended October 31, 2012 (incorporated by reference to Form N-CSR filed on December 26, 2012).

(f)	Proxy Card (incorporated by reference to the initial filing of this Form N-14 Registration Statement filed on January 3, 2013).

ITEM 17.  Undertakings

1.
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.
The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison, and State of Wisconsin on the 22nd day of April, 2013.

MADISON FUNDS

/s/ Katherine L. Frank
By:           Katherine L. Frank
Its:           President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/ Katherine L. Frank	President and Trustee (Principal	April 22, 2013
Katherine L. Frank	Executive Officer)

/s/ Greg D. Hoppe	Treasurer (Principal Financial	April 22, 2013
Greg D. Hoppe	Officer)

*	Trustee	April 22, 2013
Philip E. Blake

*	Trustee	April 22, 2013
James R. Imhoff, Jr.

*	Trustee	April 22, 2013
Steven P. Riege

*	Trustee	April 22, 2013
Richard E. Struthers

*	Trustee	April 22, 2013
Lorence D. Wheeler

*By: /s/ Pamela M. Krill
Pamela M. Krill
*Pursuant to Power of Attorney (see Exhibit 16 to this Registration Statement).

INDEX TO EXHIBITS

Exhibit                                Caption

12                      Final Opinion of Counsel on Tax Matters